CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable | ¥		¥ 3,290		¥ 1,103
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		¥ 270		¥ 118
Par value per common share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized		500,000,000		500,000,000
Common shares, shares issued		58,944,631		59,004,772
Common shares, shares outstanding		58,944,631		59,004,772